Estimated Future Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
2013	$ 971
2014	961
2015	952
2016	942
2017	934
2018 through 2022	$ 9,752